ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Kelsey Barrett T +1 312-845-1254 Kelsey.Barrett@ropesgray.com

March 5, 2026

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	TCW ETF Trust (the “Trust”) (File Nos. 333-249926 and 811-23617)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Trust hereby certifies that the forms of prospectus and statement of additional information for TCW Artificial Intelligence ETF, TCW Durable Growth ETF, TCW Transform 500 ETF, TCW Transform Supply Chain ETF, and TCW Transform Systems ETF, and the forms of prospectus and statement of additional information for TCW AAA CLO ETF, TCW Core Plus Bond ETF, TCW Corporate Bond ETF, TCW Flexible Income ETF, TCW High Yield Bond ETF, TCW Multisector Credit Income ETF, and TCW Senior Loan ETF, each dated February 28, 2026 that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A, which was filed by electronic transmission on February 27, 2026 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A.

If you have any questions concerning this filing, please call me at (312) 845-1254.

Sincerely,

/s/ Kelsey Barrett
Kelsey Barrett

cc:	Brian D. McCabe

Yana Guss

Richard Villa

Jason LaMacchia

Peter Davidson